First Eagle Completion Fund Trust

1345 Avenue of the Americas

New York, NY 10105

March 6, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: First Eagle Completion Fund Trust (the “Trust”), File Nos. 333-286532; 811-24076

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as certification that the:

(1)	form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), the Trust’s most recent amendment; and
(2)	text of the Amendment was filed electronically via EDGAR on February 27, 2026 (SEC Accession No.: 0000930413-26-000615).

Sincerely,

/s/ Casey Walker
Casey Walker